Income from operations - Employees (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	78,392	74,888	115,392
Continuing operations [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	78,392	74,888	71,895
Continuing operations [member] | Employees [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	72,228	67,649	63,798
Continuing operations [member] | Other [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	24,301	26,175	26,314
Continuing operations [member] | Production [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	35,640	30,774	27,697
Continuing operations [member] | Research & development [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	12,287	10,700	9,787
Continuing operations [member] | 3rd party workers [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	6,164	7,239	8,098
Discontinued operations [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees			43,497